Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Commitments [Line Items]
Commitments to extend credit	¥ 3,105,611	¥ 2,634,229
Commitments to invest	31,989	21,994
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	1,724,901	1,623,897
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 1,380,710	¥ 1,010,332